Consolidated Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 6.0%
3R Petroleum Oleo E Gas SA(a)	59,094	$606,166
AES Brasil Energia SA	98,624	226,195
Aliansce Sonae Shopping Centers SA	53,649	217,980
Alupar Investimento SA	44,594	251,000
Ambipar Participacoes e Empreendimentos SA	31,959	202,074
Anima Holding SA(a)	187,600	220,262
Arezzo Industria e Comercio SA	20,100	339,190
Armac Locacao Logistica E Servicos SA	49,111	142,810
Auren Energia SA	97,765	287,172
Boa Vista Servicos SA	104,121	131,451
BR Malls Participacoes SA	288,100	512,240
BR Properties SA	69,309	128,627
Cia Brasileira de Aluminio	54,136	186,697
Cia Brasileira de Distribuicao	60,300	256,677
Cia Paranaense de Energia	32,562	248,983
Cia. de Locacao das Americas	126,027	678,590
Cia. de Saneamento de Minas Gerais-COPASA	70,082	198,631
Cia. de Saneamento do Parana	59,362	250,685
Cielo SA	506,453	420,930
CM Hospitalar SA	43,483	136,784
Cogna Educacao(a)	735,794	410,275
CVC Brasil Operadora e Agencia de Viagens SA(a)	127,501	292,961
Cyrela Brazil Realty SA Empreendimentos e Participacoes	109,009	313,089
Dexco SA	132,660	312,910
EcoRodovias Infraestrutura e Logistica SA(a)	168,237	260,893
EDP - Energias do Brasil SA	90,179	407,201
Embraer SA(a)	253,595	679,803
Enauta Participacoes SA	38,793	192,473
Eneva SA(a)	252,389	827,392
Ez Tec Empreendimentos e Participacoes SA	49,781	170,421
Fleury SA	69,345	221,493
GPS Participacoes e Empreendimentos SA(b)	100,366	287,421
Grendene SA	131,119	235,888
Grupo De Moda Soma SA	178,548	426,031
Grupo Mateus SA(a)	211,117	205,229
Grupo SBF SA	40,200	203,430
Iguatemi SA	46,416	193,768
Infracommerce CXAAS SA(a)	19,765	21,335
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	27,068	148,993
Iochpe Maxion SA	47,017	147,406
IRB Brasil Resseguros S/A(a)	375,860	232,513
JHSF Participacoes SA	111,868	165,947
Light SA	90,219	146,171
Locaweb Servicos de Internet SA(a)(b)	236,314	328,673
LOG Commercial Properties e Participacoes SA	20,172	95,500
Lojas Quero Quero S/A	83,415	152,524
M. Dias Branco SA	30,887	168,390
Mahle-Metal Leve SA	16,951	93,484
Marfrig Global Foods SA	143,581	472,203
Meliuz SA(a)(b)	156,914	62,732
Minerva SA	102,376	306,317
Movida Participacoes SA	66,263	249,155
MRV Engenharia e Participacoes SA	130,293	264,833
Multiplan Empreendimentos Imobiliarios SA	110,215	558,664
Odontoprev SA	110,550	234,938
Omega Energia SA(a)	114,414	260,002
Security	Shares	Value

Brazil (continued)
Pet Center Comercio e Participacoes SA	140,968	$359,795
Santos Brasil Participacoes SA	201,112	308,065
Sao Martinho SA	68,854	730,040
Sendas Distribuidora SA	302,505	1,008,233
SIMPAR SA	146,677	367,885
SLC Agricola SA	39,945	461,012
Smartfit Escola de Ginastica e Danca SA(a)	106,466	325,947
Sul America SA	98,523	555,579
Transmissora Alianca de Energia Eletrica SA	64,870	551,167
Tupy SA	26,800	130,263
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	108,339	343,535
Via S/A(a)	606,718	400,857
Vivara Participacoes SA	40,200	208,082
YDUQS Participacoes SA	127,970	435,672
		21,579,734
Chile — 0.5%
Aguas Andinas SA, Class A	1,022,822	214,490
CAP SA	27,001	345,654
Cencosud Shopping SA	239,257	254,730
Colbun SA	3,290,906	245,700
Empresa Nacional de Telecomunicaciones SA	52,528	196,343
Itau CorpBanca Chile SA	112,408,123	282,477
Plaza SA	173,492	168,507
Vina Concha y Toro SA	160,398	253,138
		1,961,039
China — 9.0%
361 Degrees International Ltd.(a)	335,000	167,438
Agora Inc., ADR(a)	23,517	143,219
AK Medical Holdings Ltd.(b)	268,000	159,150
Akeso Inc.(a)(b)	134,000	278,000
Alphamab Oncology(a)(b)	134,000	132,340
Antengene Corp. Ltd.(a)(b)	67,000	60,962
Anxin-China Holdings Ltd.(c)	1,084,000	1
Ascentage Pharma Group International(a)(b)	46,900	104,113
Asia Cement China Holdings Corp.	290,000	178,196
Ausnutria Dairy Corp. Ltd.(a)	67,000	71,122
Bairong Inc. (a)(b)	67,000	80,087
Baozun Inc., ADR(a)(d)	20,301	183,115
Beijing Gas Blue Sky Holdings Ltd.(a)(c)	2,912,000	19,003
Beijing Jingneng Clean Energy Co. Ltd., Class H	536,000	129,726
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(d)	134,000	176,127
Binjiang Service Group Co. Ltd.	41,000	128,536
BOE Varitronix Ltd.	67,000	81,112
Boshiwa International Holding Ltd.(c)	32,000	—
Brii Biosciences Ltd.(a)	67,000	71,891
C&D International Investment Group Ltd.	163,000	350,653
Canaan Inc.(a)(d)	76,088	284,569
Canvest Environmental Protection Group Co. Ltd.	335,000	165,835
CARsgen Therapeutics Holdings Ltd., NVS(b)	33,500	45,679
Central China Management Co. Ltd.	804,000	116,903
Central China New Life Ltd.(a)	536,000	227,624
CGN Mining Co. Ltd.	335,000	34,579
CGN New Energy Holdings Co. Ltd.	484,000	239,563
Changsha Broad Homes Industrial Group Co Ltd., Class H(a)(b)	80,400	100,408
China Animal Healthcare Ltd.(c)	126,000	—
China Aoyuan Group Ltd.(c)	603,000	80,274
China BlueChemical Ltd., Class H	938,000	329,972

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Conch Environment Protection Holdings Ltd.(a)	603,000	$396,508
China Datang Corp. Renewable Power Co. Ltd., Class H	871,000	302,844
China Education Group Holdings Ltd.	268,000	185,447
China Everbright Greentech Ltd.(b)	536,000	143,339
China Everbright Ltd.	402,000	368,324
China Foods Ltd.	536,000	185,768
China Harmony Auto Holding Ltd.	368,500	164,128
China High Speed Transmission Equipment Group Co. Ltd.(a)	359,000	205,363
China Huiyuan Juice Group Ltd.(c)	379,000	—
China Lilang Ltd.	201,000	96,957
China Lumena New Materials Corp.(a)(c)(d)	5,249	—
China Metal Recycling Holdings Ltd.(c)	12,000	—
China Modern Dairy Holdings Ltd.(d)	1,742,000	250,476
China Nonferrous Mining Corp Ltd.	268,000	153,344
China Oriental Group Co. Ltd.	804,000	210,770
China Overseas Grand Oceans Group Ltd.	816,000	415,609
China Renaissance Holdings Ltd.(b)	154,100	192,121
China Shineway Pharmaceutical Group Ltd.	167,000	125,602
China South City Holdings Ltd.	2,278,000	191,320
China Tobacco International HK Co. Ltd.	94,000	140,863
China Travel International Investment Hong Kong Ltd.(a)(d)	1,074,000	199,894
China Water Affairs Group Ltd.(d)	288,000	286,572
China Youran Dairy Group Ltd.(a)(b)(d)	402,000	160,836
China Youzan Ltd.(a)	4,556,000	67,348
China Yuhua Education Corp. Ltd.(b)	268,000	38,251
China Zhongwang Holdings Ltd.(a)(c)(d)	696,800	93,437
Chindata Group Holdings Ltd., ADR(a)	41,138	308,124
CIMC Enric Holdings Ltd.	268,000	281,334
CMGE Technology Group Ltd.	1,004,000	263,523
COFCO Joycome Foods Ltd.	938,000	383,050
Concord New Energy Group Ltd.	2,680,000	266,266
Cosmopolitan International Holdings Ltd.(a)	938,000	160,448
CPMC Holdings Ltd.	36,000	14,851
CStone Pharmaceuticals(a)(b)(c)(d)	435,500	258,512
Dada Nexus Ltd., ADR(a)	20,301	153,273
Dexin China Holdings Co. Ltd.(a)	670,000	219,429
Differ Group Holding Co. Ltd.(d)	1,388,000	375,099
Digital China Holdings Ltd.	466,000	219,539
Everest Medicines Ltd.(a)(b)	100,500	282,464
Excellence Commercial Property & Facilities Management Group Ltd.	402,000	197,026
FIH Mobile Ltd. (a)	1,340,000	172,745
FinVolution Group, ADR	45,962	193,500
Fu Shou Yuan International Group Ltd.	636,000	442,889
Fufeng Group Ltd.	670,400	314,227
Ganglong China Property Group Ltd.	278,000	158,682
GCL New Energy Holdings Ltd.(a)	8,308,000	165,951
Gemdale Properties & Investment Corp. Ltd.	3,268,000	316,387
Genertec Universal Medical Group Co. Ltd.(b)	469,000	300,613
Golden Solar New Energy Technology Holdings Ltd. (a)	146,800	130,951
GOME Retail Holdings Ltd.(a)	4,623,000	229,760
Grand Pharmaceutical Group Ltd., Class A	502,500	275,172
Greentown Management Holdings Co. Ltd.(b)	268,000	194,295
Guangzhou R&F Properties Co. Ltd., Class H	160,800	57,171
Guizhou Zhongyida Co. Ltd.	93,800	53,466
Haichang Ocean Park Holdings Ltd.(a)(b)(d)	503,000	450,324
Hainan Meilan International Airport Co. Ltd., Class H(a)	67,000	135,926
Hangzhou Steam Turbine Co. Ltd., Class B	139,464	194,449
Security	Shares	Value

China (continued)
Harbin Electric Co. Ltd., Class H	402,000	$112,389
Helens International Holdings Co. Ltd. (a)	67,000	116,118
Hello Group Inc., ADR	43,885	266,821
Hong Kong Aerospace Technology Group Ltd. (a)	13,200	33,407
Hope Education Group Co. Ltd.(b)	536,000	32,445
Hua Han Health Industry Holdings Ltd.(c)	1,112,400	1
Hua Medicine(a)(b)	402,000	200,372
Huabao International Holdings Ltd.	268,000	144,123
Huanxi Media Group Ltd.(a)(d)	1,070,000	173,125
iDreamSky Technology Holdings Ltd.(a)(b)(d)	241,200	163,733
I-Mab, ADR(a)	14,003	121,826
Inner Mongolia Yitai Coal Co. Ltd., Class B	415,400	691,179
Inspur International Ltd.(a)	134,000	46,447
International Alliance Financial Leasing Co. Ltd. (a)(b)	128,600	60,636
IVD Medical Holding Ltd.(d)	402,000	107,962
JH Educational Technology Inc.(a)	268,000	119,092
Jiayuan International Group Ltd.(c)	536,000	23,907
Jinchuan Group International Resources Co. Ltd.	1,675,000	178,779
JinkoSolar Holding Co. Ltd., ADR(a)(d)	15,410	944,171
Joy Spreader Group Inc.(a)(d)	737,000	301,273
JW Cayman Therapeutics Co. Ltd.(a)(b)	67,000	63,779
Kangji Medical Holdings Ltd.	234,500	200,235
Kingsoft Cloud Holdings Ltd., ADR(a)	37,587	181,169
Kintor Pharmaceutical Ltd. (a)(b)	67,000	204,487
Koolearn Technology Holding Ltd.(a)(b)	100,500	47,386
KWG Group Holdings Ltd.	234,500	73,812
KWG Living Group Holdings Ltd.	134,000	41,837
Lee & Man Paper Manufacturing Ltd.	402,000	195,693
LexinFintech Holdings Ltd., ADR(a)	23,919	48,316
Lifetech Scientific Corp. (a)	1,608,000	495,921
Lonking Holdings Ltd.	950,000	247,840
Luoyang Glass Co. Ltd., Class H (a)(d)	134,000	207,964
Meitu Inc.(a)(b)(d)	1,742,000	208,687
MH Development Ltd.(c)	164,000	8,437
Midea Real Estate Holding Ltd.(b)	174,200	275,313
Mobvista Inc.(a)(b)	268,000	167,446
National Agricultural Holdings Ltd.(c)(d)	354,000	451
Nayuki Holdings Ltd.(a)	100,500	79,148
NetDragon Websoft Holdings Ltd.	115,500	232,085
New Horizon Health Ltd.(a)(b)	134,000	286,545
Niu Technologies, ADR(a)	10,184	79,741
Noah Holdings Ltd., ADR(a)	3,618	66,426
Ocumension Therapeutics(a)(b)	67,000	100,066
Peijia Medical Ltd.(a)(b)	134,000	116,118
Pou Sheng International Holdings Ltd.(a)	1,102,000	116,380
Powerlong Real Estate Holdings Ltd.	134,000	36,031
Radiance Holdings Group Co. Ltd.(d)	268,000	136,268
Redco Properties Group Ltd.(b)(d)	522,000	130,987
ReneSola Ltd., ADR(a)(d)	34,009	162,223
Road King Infrastructure Ltd.	134,000	103,229
Shanghai Industrial Holdings Ltd.	201,000	301,993
Shenzhen Investment Ltd.	804,000	173,152
Shoucheng Holdings Ltd.(d)	1,067,200	153,585
Shougang Fushan Resources Group Ltd.	804,000	347,514
Shui On Land Ltd.	1,409,500	199,277
Sihuan Pharmaceutical Holdings Group Ltd.(d)	1,756,000	252,352
Sino-Ocean Group Holding Ltd.	1,273,000	225,381
Sinopec Engineering Group Co. Ltd., Class H	626,000	319,514
Sinopec Kantons Holdings Ltd.	402,000	137,061
Skyworth Group Ltd.	584,000	297,966

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
SOHO China Ltd.(a)	1,172,500	$222,421
SSY Group Ltd.(d)	670,000	303,631
Sunac Services Holdings Ltd.(a)(b)	335,000	180,580
Superb Summit International Group Ltd.(c)	11,913	3
SY Holdings Group Ltd.	287,000	235,168
TCL Electronics Holdings Ltd.(d)	670,000	327,387
Tiangong International Co. Ltd.	670,000	221,667
Tianjin Port Development Holdings Ltd.	806,000	64,538
Tianneng Power International Ltd.(d)	296,000	282,900
Tong Ren Tang Technologies Co. Ltd., Class H	268,000	200,615
Tongdao Liepin Group(a)	80,400	122,948
Towngas Smart Energy Co. Ltd.(d)	402,000	200,570
Truly International Holdings Ltd.	804,000	230,855
Tuya Inc.(a)	68,124	174,397
Untrade SMI Holdings(c)	468,800	1
Up Fintech Holding Ltd., ADR(a)(d)	74,525	304,062
Venus MedTech Hangzhou Inc., Class H(a)(b)	100,500	173,408
Vnet Group Inc., ADR(a)(d)	34,180	193,117
Weimob Inc.(a)(b)	670,000	402,143
West China Cement Ltd.	938,000	142,257
Wuling Motors Holdings Ltd.(d)	670,000	107,491
XD Inc.(a)	80,400	235,139
Yeahka Ltd.(a)(d)	114,800	286,115
Yidu Tech Inc. (a)(b)	93,800	90,845
Yuexiu REIT.	938,000	371,643
Yuexiu Transport Infrastructure Ltd.	402,000	248,846
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	134,000	143,104
Zhou Hei Ya International Holdings Co. Ltd.(b)(d)	536,000	282,304
Zhuguang Holdings Group Co. Ltd.	938,000	144,635
		32,337,175
Colombia — 0.2%
Cementos Argos SA	177,791	259,377
Corp. Financiera Colombiana SA(a)	33,768	229,300
Grupo Argos SA	112,225	403,057
		891,734
Czech Republic — 0.0%
Philip Morris CR AS	134	99,297
Egypt — 0.3%
Cairo Investment & Real Estate Development Co. SAE	105,860	70,415
Cleopatra Hospital(a)	470,267	126,308
E-Finance for Digital & Financial Investments, NVS	129,782	116,214
Egyptian Financial Group-Hermes Holding Co.(a)	231,708	177,097
EISewedy Electric Co.(a)	267,345	104,179
Fawry for Banking & Payment Technology Services SAE(a)	228,202	50,289
Heliopolis Housing	145,350	34,723
Juhayna Food Industries	208,550	92,660
Talaat Moustafa Group	296,550	126,171
Telecom Egypt Co.	105,650	85,627
		983,683
Greece — 0.6%
Aegean Airlines SA(a)	16,104	87,724
Athens Water Supply & Sewage Co. SA	17,008	129,239
GEK Terna Holding Real Estate Construction SA(a)	18,832	201,895
Hellenic Petroleum Holdings SA	15,460	110,422
Holding Co. ADMIE IPTO SA	43,270	105,782
LAMDA Development SA(a)	27,750	189,460
Security	Shares	Value

Greece (continued)
Motor Oil Hellas Corinth Refineries SA	20,806	$365,885
Piraeus Financial Holdings SA(a)	249,575	316,082
Sarantis SA	15,003	117,830
Terna Energy SA	15,095	292,291
Titan Cement International SA	13,350	177,242
		2,093,852
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	185,121	188,770

India — 20.8%
3M India Ltd.(a)	1,139	295,317
Aarti Drugs Ltd.	13,199	72,133
Aarti Industries Ltd.	70,216	684,655
Aavas Financiers Ltd.(a)	16,890	481,588
Adani Power Ltd.(a)	286,559	1,184,219
Aditya Birla Capital Ltd.(a)	174,870	225,909
Aditya Birla Fashion and Retail Ltd.(a)	117,049	406,202
Advanced Enzyme Technologies Ltd.	21,574	79,066
Aegis Logistics Ltd.	57,419	160,249
Affle India Ltd.(a)	22,110	297,426
AIA Engineering Ltd.	17,219	503,366
Ajanta Pharma Ltd.	10,586	233,204
Alembic Pharmaceuticals Ltd.	21,239	199,792
Alkyl Amines Chemicals	4,824	169,064
Allcargo Logistics Ltd.	42,880	175,780
Alok Industries Ltd.(a)	479,312	139,134
Amber Enterprises India Ltd.(a)	6,767	228,183
Angel One Ltd.	9,982	188,226
APL Apollo Tubes Ltd.(a)	47,899	575,696
Apollo Tyres Ltd.	121,873	341,011
Asahi India Glass Ltd.	9,782	56,258
Ashok Leyland Ltd.	528,764	930,494
Aster DM Healthcare Ltd.(a)(b)	57,486	147,306
Astral Ltd.	32,941	731,803
AstraZeneca Pharma India Ltd.	2,479	95,860
Atul Ltd.	5,628	589,001
Avanti Feeds Ltd.	27,269	149,971
Bajaj Electricals Ltd.(a)	17,085	217,057
Balaji Amines Ltd.	3,752	154,300
Balrampur Chini Mills Ltd.	48,855	253,380
BASF India Ltd.	4,459	145,831
Bata India Ltd.	19,765	475,797
Bayer CropScience Ltd.	5,293	367,868
BEML Ltd.	8,107	146,948
Bharat Dynamics Ltd.	8,442	85,212
Bharat Heavy Electricals Ltd.(a)	324,950	213,214
Birla Corp. Ltd.	10,117	126,430
Birlasoft Ltd.	62,645	297,416
Blue Dart Express Ltd.	2,077	199,817
Blue Star Ltd.	22,378	293,522
Borosil Renewables Ltd.(a)	18,425	154,080
Brigade Enterprises Ltd.	42,590	253,339
Brightcom Group Ltd.	218,643	180,051
Brookfield India Real Estate Trust(b)	49,890	207,365
BSE Ltd.	25,192	243,990
Can Fin Homes Ltd.	26,398	163,255
Canara Bank(a)	131,923	345,114
Carborundum Universal Ltd.	39,932	369,225
Castrol India Ltd.	157,048	219,434
CCL Products India Ltd.	26,599	120,705

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
CE Info Systems Ltd.	3,752	$64,208
Ceat Ltd.	7,236	94,113
Central Depository Services India Ltd.	18,157	291,663
Century Plyboards India Ltd.	17,755	130,747
Century Textiles & Industries Ltd.	22,780	233,332
CESC Ltd.	218,420	218,608
CG Power and Industrial Solutions Ltd.(a)	190,615	441,952
Chambal Fertilisers and Chemicals Ltd.	66,196	308,836
Chemplast Sanmar Ltd.(a)	16,214	100,726
Cholamandalam Financial Holdings Ltd.	37,855	303,113
City Union Bank Ltd.	123,146	221,161
Clean Science and Technology(a)	9,514	212,669
Coforge Ltd.	9,447	475,464
Computer Age Management Services Ltd.	10,251	305,616
Coromandel International Ltd.	40,401	490,162
CreditAccess Grameen Ltd.(a)	19,172	262,637
CRISIL Ltd.	5,762	251,497
Crompton Greaves Consumer Electricals Ltd.	192,156	889,007
Cummins India Ltd.	44,890	592,342
Cyient Ltd.	33,366	334,862
Dalmia Bharat Ltd.	27,805	484,479
Deepak Fertilisers & Petrochemicals Corp. Ltd.	7,369	61,478
Deepak Nitrite Ltd.	25,661	657,104
Delta Corp. Ltd.	21,641	60,879
Devyani International Ltd.(a)	90,115	196,329
Dhani Services Ltd.(a)	110,386	70,914
Dixon Technologies India Ltd.	11,725	579,013
Dr Lal PathLabs Ltd.(b)	12,328	329,584
Easy Trip Planners Ltd.	23,383	114,692
eClerx Services Ltd.	6,097	158,539
EID Parry India Ltd.	32,428	231,440
Emami Ltd.	73,968	395,382
Embassy Office Parks REIT	157,718	800,693
Endurance Technologies Ltd.(b)	14,338	240,259
Engineers India Ltd.	163,078	130,643
EPL Ltd.	46,163	97,271
Eris Lifesciences Ltd.(b)	16,415	140,991
Exide Industries Ltd.	167,098	314,380
Federal Bank Ltd.	573,654	653,754
Fine Organic Industries Ltd.	2,412	150,796
Finolex Cables Ltd.	28,274	134,811
Finolex Industries Ltd.	97,954	196,715
Firstsource Solutions Ltd.	173,061	246,738
Fortis Healthcare Ltd.(a)	171,922	524,416
GHCL Ltd.	10,503	87,631
Gillette India Ltd.	4,288	269,182
GlaxoSmithKline Pharmaceuticals Ltd.	10,385	201,893
Glenmark Pharmaceuticals Ltd.	52,729	265,977
GMM Pfaudler Ltd.	4,020	216,496
GMR Infrastructure Ltd.(a)	782,359	381,023
GMR Power and Urban Infrastructure Ltd.(a)	78,235	20,255
Godawari Power and Ispat Ltd.	11,725	44,635
Godrej Industries Ltd.(a)	25,728	157,734
Granules India Ltd.	52,461	181,664
Graphite India Ltd.	35,309	200,716
Great Eastern Shipping Co. Ltd. (The)	42,277	215,389
Greaves Cotton Ltd.	39,262	78,285
Greenpanel Industries Ltd.	18,626	117,282
Grindwell Norton Ltd.	15,611	344,375
Gujarat Ambuja Exports Ltd.	28,609	124,000
Security	Shares	Value

India (continued)
Gujarat Fluorochemicals Ltd.	9,112	$337,276
Gujarat Gas Ltd.	63,449	455,007
Gujarat Mineral Development Corp. Ltd.	21,909	43,769
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	28,207	240,118
Gujarat State Petronet Ltd.	103,314	337,003
Happiest Minds Technologies Ltd.	22,244	257,624
HFCL Ltd.	269,608	217,462
Hitachi Energy India Ltd.	1,836	83,479
ICICI Securities Ltd.(b)	30,680	175,857
IDFC First Bank Ltd.(a)	1,153,874	536,410
IDFC Ltd.	445,081	282,361
IIFL Finance Ltd.	46,699	192,356
IIFL Wealth Management Ltd.	14,204	284,971
India Cements Ltd. (The)	57,687	124,973
Indiabulls Real Estate Ltd.(a)	248,034	238,025
IndiaMART Intermesh Ltd.(b)	6,231	363,383
Indian Bank	43,885	95,784
Indian Energy Exchange Ltd.(b)	154,770	385,953
Indian Hotels Co. Ltd. (The)	261,845	789,320
Indigo Paints Ltd.(a)	4,489	92,012
Inox Leisure Ltd.(a)	29,413	189,404
Intellect Design Arena Ltd.(a)	33,500	288,994
Ipca Laboratories Ltd.	49,580	574,633
IRB Infrastructure Developers Ltd.(a)	48,515	137,463
Jaiprakash Power Ventures Ltd.(a)	742,958	66,031
JB Chemicals & Pharmaceuticals Ltd.	13,112	273,644
JK Cement Ltd.	13,199	402,464
JK Lakshmi Cement Ltd.	25,192	143,657
JK Paper Ltd.	20,569	89,086
JM Financial Ltd.	372,793	313,743
Johnson Controls-Hitachi Air Conditioning India Ltd.(a)	4,154	94,578
Jubilant Ingrevia Ltd.	27,146	175,381
Jubilant Pharmova Ltd.	25,594	126,531
Just Dial Ltd.(a)	11,053	93,553
Kajaria Ceramics Ltd.	29,078	384,693
Kansai Nerolac Paints Ltd.	50,212	258,061
Karur Vysya Bank Ltd. (The)	150,214	86,303
Kaveri Seed Co. Ltd.	12,127	89,800
KEC International Ltd.	42,009	213,416
KEI Industries Ltd.	23,517	371,938
KNR Constructions Ltd.	61,908	206,024
KPIT Technologies Ltd.	58,223	394,244
KPR Mill Ltd.	32,679	261,801
Krishna Institute Of Medical Sciences Ltd.(a)(b)	12,127	204,309
L&T Finance Holdings Ltd.(a)	279,281	271,391
Lakshmi Machine Works Ltd.	1,273	153,304
Laurus Labs Ltd.(b)	117,049	852,103
Laxmi Organic Industries Ltd.	23,651	112,107
Lemon Tree Hotels Ltd.(a)(b)	83,068	68,692
LIC Housing Finance Ltd.	117,895	571,067
Linde India Ltd.	7,035	270,324
Lloyds Metals & Energy Ltd.	26,934	49,350
Mahanagar Gas Ltd.	20,234	196,720
Mahindra & Mahindra Financial Services Ltd.	225,857	515,847
Mahindra CIE Automotive Ltd.	61,037	152,188
Mahindra Lifespace Developers Ltd.(a)	15,025	72,148
Mastek Ltd.	6,164	210,292
Max Financial Services Ltd.(a)	76,782	780,772
Max Healthcare Institute Ltd.(a)	174,517	850,373
Medplus Health Services Ltd.(a)	11,055	123,065

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Metropolis Healthcare Ltd.(b)	10,117	$209,707
Minda Industries Ltd.	32,830	387,955
Mindspace Business Parks REIT(b)	53,600	237,394
Motherson Sumi Wiring India Ltd.(a)	447,694	378,286
Motilal Oswal Financial Services Ltd.	15,544	157,839
Multi Commodity Exchange of India Ltd.	8,169	143,592
Narayana Hrudayalaya Ltd.(a)	26,130	219,639
Natco Pharma Ltd.	33,567	298,090
National Aluminium Co. Ltd.	302,706	375,052
Navin Fluorine International Ltd.	11,792	593,574
Nazara Technologies Ltd.(a)	1,139	17,841
NCC Ltd./India	209,792	173,334
Network18 Media & Investments Ltd.(a)	59,898	58,250
NIIT Ltd.	30,444	179,600
Nippon Life India Asset Management Ltd.(b)	44,287	161,320
Nuvoco Vistas Corp. Ltd.(a)	45,426	176,006
Oberoi Realty Ltd.(a)	45,292	466,852
Oil India Ltd.	90,651	278,366
Olectra Greentech Ltd.(a)	20,636	155,243
Oracle Financial Services Software Ltd.	7,772	328,469
Orient Electric Ltd.	57,352	205,645
Paisalo Digital Ltd.	11,323	110,363
PB Fintech Ltd.(a)	44,890	383,729
Persistent Systems Ltd.	17,889	863,076
Phoenix Mills Ltd. (The)	34,438	515,742
PNB Housing Finance Ltd.(a)(b)	1,973	8,184
Poly Medicure Ltd.	10,854	104,291
Polycab India Ltd.	15,410	482,175
Polyplex Corporation Ltd.	3,638	110,947
Poonawalla Fincorp Ltd.(a)	92,697	306,565
Praj Industries Ltd.	43,349	190,091
Prestige Estates Projects Ltd.	52,930	290,466
Procter & Gamble Health Ltd.	3,082	169,022
PVR Ltd.(a)	17,755	418,932
Quess Corp. Ltd.(b)	27,068	244,474
Radico Khaitan Ltd.	29,212	300,214
Rain Industries Ltd.	65,190	139,648
Rajesh Exports Ltd.	22,579	157,069
Ramco Cements Ltd. (The)(a)	47,637	426,868
Ratnamani Metals & Tubes Ltd.	7,303	247,407
RattanIndia Enterprises Ltd.(a)	104,672	66,401
Raymond Ltd.(a)	7,236	91,498
REC Ltd.	359,187	550,400
Redington India Ltd.	195,171	325,563
Relaxo Footwears Ltd.	19,229	244,942
Reliance Power Ltd.(a)	922,657	148,248
Rhi Magnesita India Ltd.	17,420	120,413
Route Mobile Ltd.	12,797	228,318
Sanofi India Ltd.	2,814	247,855
Saregama India Ltd.	28,810	159,074
Schaeffler India Ltd.	17,286	512,479
Sharda Cropchem Ltd.	7,236	66,967
Sheela Foam Ltd.(a)	5,025	194,856
Shoppers Stop Ltd.(a)	10,921	65,207
Shree Renuka Sugars Ltd.(a)	136,693	82,576
Shriram City Union Finance Ltd.	9,045	199,967
SKF India Ltd.	8,040	371,597
Sobha Ltd.	21,373	150,648
Solar Industries India Ltd.	10,385	350,745
Solara Active Pharma Sciences Ltd.	1,792	9,539
Security	Shares	Value

India (continued)
Sonata Software Ltd.	22,579	$198,818
Spandana Sphoorty Financial Ltd.(a)	2,089	10,061
SpiceJet Ltd.(a)	376,063	227,831
Sterlite Technologies Ltd.	92,326	205,938
Sumitomo Chemical India Ltd.	30,161	178,910
Sun TV Network Ltd.	30,954	176,815
Sundram Fasteners Ltd.	36,850	369,105
Suprajit Engineering Ltd.	32,830	142,520
Supreme Industries Ltd.	23,115	543,363
Supreme Petrochem Ltd.	12,395	116,492
Suven Pharmaceuticals Ltd.	38,793	249,028
Suzlon Energy Ltd.(a)	1,916,267	210,359
Syngene International Ltd.(a)(b)	46,632	342,497
Tanla Platforms Ltd.	23,718	403,321
Tata Chemicals Ltd.	60,501	734,879
Tata Communications Ltd.	40,482	511,544
Tata Teleservices Maharashtra Ltd.(a)	184,920	298,687
TCI Express Ltd.	5,293	110,071
TeamLease Services Ltd.(a)	5,092	216,494
Tejas Networks Ltd.(a)(b)	26,130	142,753
Thermax Ltd.	15,410	394,638
Thyrocare Technologies Ltd.(b)	9,045	76,502
Timken India Ltd.	7,395	216,866
Torrent Power Ltd.	66,732	390,113
Trident Ltd.	447,426	274,040
Triveni Engineering & Industries Ltd.	37,788	142,418
TTK Prestige Ltd.	17,420	186,125
Tube Investments of India Ltd.	38,592	780,439
TV18 Broadcast Ltd.(a)	252,389	129,778
TVS Motor Co. Ltd.	67,268	634,668
UTI Asset Management Co. Ltd.	16,147	142,140
Vakrangee Ltd.	251,920	92,597
Vardhman Textiles Ltd.	43,390	159,044
V-Guard Industries Ltd.	62,444	187,309
Vijaya Diagnostic Centre Pvt Ltd.(a)	4,824	22,568
Vinati Organics Ltd.	10,921	286,584
VIP Industries Ltd.	27,269	201,334
V-Mart Retail Ltd.(a)	4,824	203,011
Vodafone Idea Ltd.(a)	3,149,804	386,327
Voltas Ltd.	76,198	994,553
Welspun Corp. Ltd.	22,818	66,512
Welspun India Ltd.	3,644	3,049
Whirlpool of India Ltd.	11,658	244,791
Yes Bank Ltd., (Acquired 03/16/20, Cost: $336,376)(e)	433,083	67,426
Yes Bank Ltd.(a)	100	17
Zee Entertainment Enterprises Ltd.	311,923	1,008,073
Zensar Technologies Ltd.	40,468	158,422
		74,594,892
Indonesia — 2.6%
Ace Hardware Indonesia Tbk PT	2,472,300	162,774
Adi Sarana Armada Tbk PT(a)	415,400	62,676
AKR Corporindo Tbk PT	3,518,000	269,717
Astra Agro Lestari Tbk PT	214,400	176,478
Bank Aladin Syariah Tbk PT(a)	1,862,600	249,735
Bank BTPN Syariah Tbk PT	844,200	176,471
Bank Bukopin Tbk PT(a)	4,629,700	65,408
Bank Neo Commerce Tbk PT	1,769,500	179,608
Bank Pembangunan Daerah Jawa Barat Dan Banten
Tbk PT	1,132,264	113,413
Bank Tabungan Negara Persero Tbk PT	1,688,400	196,621

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Berkah Beton Sadaya Tbk PT	1,313,200	$435,902
BFI Finance Indonesia Tbk PT	2,927,900	228,637
Bukit Asam Tbk PT	1,386,900	430,781
Bumi Resources Minerals Tbk PT(a)	14,071,600	220,035
Bumi Serpong Damai Tbk PT(a)	2,887,700	187,062
Ciputra Development Tbk PT	3,678,563	248,500
Cisarua Mountain Dairy PT TBK(a)	375,200	100,098
Digital Mediatama Maxima Tbk PT(a)	1,072,000	137,486
Erajaya Swasembada Tbk PT	2,894,400	105,988
Hanson International Tbk PT(a)(c)	25,794,200	—
Harum Energy Tbk PT	187,600	152,784
Indika Energy Tbk PT(a)	435,500	86,317
Indo Tambangraya Megah Tbk PT	147,500	354,057
Indocement Tunggal Prakarsa Tbk PT	442,200	294,931
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,071,657	144,921
Inti Agri Resources Tbk PT(a)(c)	12,327,500	—
Japfa Comfeed Indonesia Tbk PT	1,742,000	170,060
Jasa Marga Persero Tbk PT(a)	844,200	231,515
Lippo Karawaci Tbk PT(a)	9,060,800	77,055
M Cash Integrasi PT(a)	174,200	170,843
Matahari Department Store Tbk PT	341,700	126,547
Medco Energi Internasional Tbk PT(a)	3,570,412	141,908
Media Nusantara Citra Tbk PT	2,546,300	169,053
Medikaloka Hermina Tbk PT	807,200	76,120
Metro Healthcare Indonesia TBK PT(a)	7,297,000	272,743
Mitra Adiperkasa Tbk PT(a)	3,584,500	221,250
Pabrik Kertas Tjiwi Kimia Tbk PT	589,600	287,415
Pacific Strategic Financial Tbk PT(a)	2,673,300	211,759
Pakuwon Jati Tbk PT(a)	6,552,600	229,190
Panin Financial Tbk PT(a)	7,457,600	143,209
Perusahaan Gas Negara Tbk PT(a)	3,966,400	489,149
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,433,800	140,071
Smartfren Telecom Tbk PT(a)	35,362,600	193,696
Sugih Energy Tbk PT(a)(c)	1,824,800	1
Summarecon Agung Tbk PT(a)	3,966,450	189,978
Surya Citra Media Tbk PT(a)	7,477,200	114,478
Surya Esa Perkasa Tbk PT(a)	2,482,300	200,034
Timah Tbk PT(a)	964,800	125,316
Transcoal Pacific Tbk PT(a)	355,100	280,067
Waskita Karya Persero Tbk PT(a)	5,808,994	222,668
XL Axiata Tbk PT	1,172,600	212,011
		9,476,536
Kuwait — 1.2%
Al Ahli Bank of Kuwait KSCP	268,000	289,706
Boubyan Petrochemicals Co. KSCP	182,709	656,107
Boursa Kuwait Securities Co. KPSC	38,391	320,496
Burgan Bank SAK	136,964	123,318
Gulf Cable & Electrical Industries Co. KSCP	2,201	11,695
Humansoft Holding Co. KSC	38,927	394,309
Jazeera Airways Co. KSCP	22,022	142,043
Kuwait International Bank KSCP	386,305	283,566
Kuwait Projects Co. Holding KSCP	164,552	94,725
National Industries Group Holding SAK(a)	739,810	731,281
National Investments Co. KSCP	14,271	16,778
National Real Estate Co. KPSC(a)	297,118	226,919
Qurain Petrochemical Industries Co.	223,747	271,696
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	356,909	250,605
Security	Shares	Value

Kuwait (continued)
Warba Bank KSCP(a)	534,278	$466,984
		4,280,228
Malaysia — 2.9%
Alliance Bank Malaysia Bhd	368,700	302,824
Axis Real Estate Investment Trust	562,800	257,074
Bank Islam Malaysia Bhd	281,400	187,664
Bermaz Auto Bhd	475,800	193,428
British American Tobacco Malaysia Bhd	60,444	174,492
Bumi Armada Bhd(a)	938,000	94,400
Bursa Malaysia Bhd	254,750	385,027
Carlsberg Brewery Malaysia Bhd	67,000	337,652
Chin Hin Group Bhd, NVS	134,000	110,481
D&O Green Technologies Bhd(d)	180,900	166,165
Dagang NeXchange Bhd	789,300	185,675
DRB-Hicom Bhd	448,900	124,778
Fraser & Neave Holdings Bhd	6,700	29,717
Frontken Corp. Bhd	418,350	260,018
Gamuda Bhd	542,700	441,188
Genting Plantations Bhd	53,600	93,036
Greatech Technology Bhd(a)	214,500	185,914
Heineken Malaysia Bhd(d)	40,500	229,764
Hibiscus Petroleum Bhd	274,700	87,834
Hong Seng Consolidated Bhd(a)	529,300	226,928
IGB REIT	710,200	266,011
IJM Corp. Bhd(d)	1,065,300	437,134
IOI Properties Group Bhd	495,800	114,065
Kossan Rubber Industries Bhd(d)	596,300	224,556
Lotte Chemical Titan Holding Bhd(b)	234,500	109,792
Magnum Bhd	375,350	149,911
Mah Sing Group Bhd(d)	408,857	59,684
Malaysia Building Society Bhd	1,199,400	168,276
Malaysian Pacific Industries Bhd	33,500	248,973
My EG Services Bhd	2,045,000	426,929
Padini Holdings Bhd	221,100	169,393
Pentamaster Corp. Bhd	274,750	231,705
Scientex BHD	342,500	283,168
Sime Darby Property Bhd	1,199,800	140,959
SKP Resources Bhd	442,200	152,094
SP Setia Bhd Group	676,800	130,479
Sports Toto Bhd	395,400	171,978
Sunway Bhd	493,800	194,944
Sunway Construction Group Bhd	308,320	119,004
Sunway REIT	837,500	298,390
Supermax Corp. Bhd	741,616	177,846
Syarikat Takaful Malaysia Keluarga Bhd	133,544	106,059
TIME dotCom Bhd	434,200	433,357
TSH Resources Bhd	80,400	23,137
UMW Holdings Bhd	140,800	108,967
Unisem M Bhd	147,400	92,023
United Plantations Bhd	13,400	44,833
UWC BHD	268,000	179,307
ViTrox Corp. Bhd	161,000	282,821
VS Industry Bhd(d)	1,125,850	254,839
Yinson Holdings Bhd	496,000	258,194
YTL Corp. Bhd	1,054,300	153,961
		10,286,848
Mexico — 2.0%
Alsea SAB de CV(a)	201,100	430,699
Banco del Bajio SA(b)	268,000	661,132

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Bolsa Mexicana de Valores SAB de CV.	127,300	$234,477
Concentradora Fibra Danhos SA de CV(d)	93,800	113,958
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(d)	314,900	491,539
Corp Inmobiliaria Vesta SAB de CV	234,500	478,044
GCC SAB de CV	67,020	467,085
Genomma Lab Internacional SAB de CV, Class B(d)	301,600	304,197
Gentera SAB de CV	395,300	303,899
Grupo Aeroportuario del Centro Norte SAB de CV	104,808	757,762
Grupo Comercial Chedraui SA de CV	67,000	185,709
Grupo Herdez SAB de CV	47,214	72,187
Grupo Rotoplas SAB de CV	78,467	114,269
Grupo Traxion SAB de CV(a)(b)(d)	87,100	143,304
La Comer SAB de CV(d)	174,200	337,061
Macquarie Mexico Real Estate Management SA de CV(b)	294,900	393,040
Nemak SAB de CV(a)(b)	643,296	146,111
PLA Administradora Industrial S. de RL de CV(d)	288,100	431,114
Prologis Property Mexico SA de CV	167,531	437,970
Qualitas Controladora SAB de CV	53,600	268,946
Regional SAB de CV(d)	80,400	465,965
		7,238,468
Panama — 0.1%
Intercorp Financial Services Inc.	12,127	330,946

Philippines — 1.0%
Alliance Global Group Inc.	1,373,500	280,318
AREIT Inc.	120,600	93,234
Bloomberry Resorts Corp.(a)	1,661,600	200,772
Cebu Air Inc.(a)	100,510	86,333
Century Pacific Food Inc.	415,400	174,446
Cosco Capital Inc.	1,675,000	150,594
D&L Industries Inc.	938,100	126,111
DMCI Holdings Inc.	1,815,700	311,931
LT Group Inc.	964,800	150,878
Manila Water Co. Inc.	449,000	156,709
Megaworld Corp.	4,020,000	211,574
Puregold Price Club Inc.	268,000	168,668
RL Commercial REIT Inc.	1,145,700	145,652
Robinsons Land Corp.	743,700	275,149
Robinsons Retail Holdings Inc.	116,040	117,840
Security Bank Corp.	133,040	234,193
Semirara Mining & Power Corp.	314,900	198,815
Vista Land & Lifescapes Inc.	1,030,100	46,199
Wilcon Depot Inc.	643,300	325,411
		3,454,827
Poland — 1.2%
Alior Bank SA(a)(d)	35,175	273,051
AmRest Holdings SE(a)(d)	39,863	171,662
Asseco Poland SA	23,986	432,968
Bank Millennium SA(a)(d)	236,443	270,883
Budimex SA(d)	4,623	239,201
CCC SA(a)(d)	23,117	282,134
Ciech SA	10,519	98,452
Enea SA(a)	81,941	170,979
Grupa Azoty SA(a)	18,894	223,452
Grupa Lotos SA(a)	33,165	547,079
Jastrzebska Spolka Weglowa SA(a)	20,277	315,570
KRUK SA(d)	6,499	416,242
LiveChat Software SA	6,834	149,724
Neuca SA	938	166,258
Security	Shares	Value

Poland (continued)
Tauron Polska Energia SA(a)	380,091	$293,808
Warsaw Stock Exchange	9,380	83,534
		4,134,997
Qatar — 0.9%
Aamal Co.	690,837	214,690
Al Meera Consumer Goods Co. QSC	32,293	161,365
BaladnA	416,606	207,604
Doha Bank QPSC	469,134	343,991
Gulf International Services QSC(a)	242,684	130,201
Gulf Warehousing Co.	135,340	166,310
Medicare Group	67,335	129,609
Qatar Aluminum Manufacturing Co.	957,229	534,436
Qatar Insurance Co. SAQ	603,804	400,084
Qatar National Cement Co. QSC	103,783	142,138
Qatar Navigation QSC	192,972	447,155
United Development Co. QSC	625,964	246,975
Vodafone Qatar QSC	636,366	281,397
		3,405,955
Russia — 0.0%
Credit Bank of Moscow PJSC(a)(c)	4,743,600	756
Detsky Mir PJSC(b)(c)	238,520	38
Federal Grid Co. Unified Energy System PJSC(c)	142,040,000	23
Globaltrans Investment PLC, GDR(c)	36,180	6
Lenta PJSC, GDR(a)(c)	58,692	9
LSR Group PJSC(c)	16,818	3
Mosenergo PJSC(c)	4,900,000	781
QIWI PJSC, ADR(c)	20,971	3
Rostelecom PJSC(c)	373,860	59
Segezha Group PJSC(b)(c)	1,675,000	267
Sistema PJSFC, GDR(c)	93,264	933
Sovcomflot PJSC(c)	338,350	54
Unipro PJSC(c)	4,288,000	683
United Medical Group, GDR(c)	11,658	2
		3,617
Saudi Arabia — 2.9%
Abdullah Al Othaim Markets Co.	11,725	345,763
Al Hammadi Co. for Development and Investment	28,073	388,807
Al Jouf Agricultural Development Co.(a)	6,566	90,104
Al Moammar Information Systems Co.	4,891	156,372
Al Rajhi Co. for Co-operative Insurance(a)	7,906	151,781
Aldrees Petroleum and Transport Services Co.	16,080	327,985
AlKhorayef Water & Power Technologies Co.	1,675	54,039
Almunajem Foods Co.	6,365	119,137
Alujain Holding	12,229	234,605
Arabian Cement Co./Saudi Arabia	21,306	214,452
Arabian Contracting Services Co.	2,211	61,900
Arriyadh Development Co.	40,183	262,034
Aseer Trading Tourism & Manufacturing Co.(a)	17,554	80,277
City Cement Co.	34,706	222,249
Co. for Cooperative Insurance (The)	9,179	146,110
Dallah Healthcare Co.	11,859	362,521
Dur Hospitality Co.(a)	19,430	122,334
Eastern Province Cement Co.	21,105	259,345
Fawaz Abdulaziz Al Hokair & Co.(a)	32,830	114,398
Halwani Brothers Co.	5,427	110,734
Herfy Food Services Co.(a)	9,715	126,897
Jadwa REIT Saudi Fund	56,950	203,474
Leejam Sports Co. JSC	10,077	269,832
Maharah Human Resources Co.	10,720	190,661

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Methanol Chemicals Co.(a)	8,308	$97,468
Middle East Paper Co.(a)	5,145	86,562
National Agriculture Development Co. (The)(a)	25,259	207,946
National Gas & Industrialization Co.	16,080	203,610
National Medical Care Co.	4,489	84,023
Qassim Cement Co. (The)	19,095	403,742
Saudi Airlines Catering Co.(a)	13,802	294,927
Saudi Arabia Refineries Co.	2,412	67,867
Saudi Cement Co.	26,175	392,756
Saudi Ceramic Co.	17,073	235,602
Saudi Chemical Co. Holding	23,249	204,206
Saudi Fisheries Co.(a)	16,016	155,277
Saudi Ground Services Co.(a)	37,922	318,477
Saudi Industrial Services Co.	15,216	98,533
Saudi Pharmaceutical Industries & Medical Appliances Corp.	25,929	228,028
Saudi Public Transport Co.(a)	25,460	127,052
Saudi Real Estate Co.(a)	43,550	190,607
Saudia Dairy & Foodstuff Co.	7,504	343,229
Seera Group Holding(a)	61,305	339,709
Southern Province Cement Co.	25,996	401,235
United Electronics Co.	12,328	379,488
United International Transportation Co.	15,142	189,597
Yamama Cement Co.(a)	49,312	386,555
Yanbu Cement Co.	33,031	331,256
		10,383,563
Singapore — 0.0%
China XLX Fertiliser Ltd.	134,000	110,824

South Africa — 4.0%
Adcock Ingram Holdings Ltd.	24,321	86,077
AECI Ltd.	38,123	252,102
Astral Foods Ltd.	16,683	204,979
AVI Ltd.	107,736	454,531
Barloworld Ltd.	56,682	357,620
Coronation Fund Managers Ltd.	84,286	201,397
Dis-Chem Pharmacies Ltd.(b)	114,972	259,781
Distell Group Holdings Ltd.(a)	56,347	622,622
DRDGOLD Ltd.	174,669	120,625
Equites Property Fund Ltd.	210,983	260,659
Fortress REIT Ltd., Series A	399,186	316,414
Hyprop Investments Ltd.	132,622	313,087
Investec Ltd.	96,949	598,101
Investec Property Fund Ltd.	263,524	207,903
JSE Ltd.	33,031	237,348
KAP Industrial Holdings Ltd.	732,426	219,802
Life Healthcare Group Holdings Ltd.	493,790	581,883
Momentum Metropolitan Holdings	316,374	319,938
Motus Holdings Ltd.	57,620	421,844
Netcare Ltd.	360,326	351,247
Ninety One Ltd.	73,363	202,123
Oceana Group Ltd.	34,572	124,708
Omnia Holdings Ltd.	58,022	310,032
Pick n Pay Stores Ltd.	134,335	472,378
PSG Group Ltd.(a)	58,826	348,810
Rand Merchant Investment Holdings Ltd.	270,917	497,370
Redefine Properties Ltd.	2,542,556	711,875
Resilient REIT Ltd.	104,453	363,895
Reunert Ltd.	66,799	174,814
Royal Bafokeng Platinum Ltd.	57,234	584,313
Security	Shares	Value

South Africa (continued)
Santam Ltd.	14,090	$263,287
Sappi Ltd.(a)	222,507	810,510
Steinhoff International Holdings NV(a)	1,615,839	277,849
Super Group Ltd./South Africa	144,988	275,268
Telkom SA SOC Ltd.(a)	111,086	330,054
Thungela Resources Ltd.(d)	46,967	750,449
Tiger Brands Ltd.	57,434	525,190
Transaction Capital Ltd.	204,752	568,038
Truworths International Ltd.	130,985	456,161
Wilson Bayly Holmes-Ovcon Ltd.	20,435	106,631
		14,541,715
South Korea — 15.8%
ABLBio Inc.(a)(d)	11,524	224,082
Advanced Nano Products Co. Ltd.	1,608	119,833
AfreecaTV Co. Ltd.	3,015	260,452
Ahnlab Inc.(d)	2,647	239,890
Amicogen Inc.(a)(d)	9,045	213,112
Ananti Inc.(a)	31,021	199,895
AptaBio Therapeutics Inc.(a)	8,509	127,480
Asiana Airlines Inc.(a)	15,262	231,410
BGF Co. Ltd.	17,420	72,452
BH Co. Ltd.(d)	10,117	228,873
Binex Co. Ltd.(a)(d)	12,127	139,124
Bioneer Corp.(a)	8,771	218,824
BNC Korea Co. Ltd.(a)	17,200	137,874
BNK Financial Group Inc.	101,505	647,011
Boryung	12,346	120,445
Bukwang Pharmaceutical Co. Ltd.(d)	25,996	224,011
Cellivery Therapeutics Inc.(a)(d)	8,693	197,639
Chabiotech Co. Ltd.(a)	18,772	271,167
Chong Kun Dang Pharmaceutical Corp.(d)	3,082	230,511
Chunbo Co. Ltd.(d)	1,541	334,282
CJ CGV Co. Ltd.(a)(d)	13,132	292,252
CMG Pharmaceutical Co. Ltd.(a)	53,069	136,106
Com2uSCorp.(d)	3,216	226,066
Cosmax Inc.	4,355	245,394
CosmoAM&T Co. Ltd.(a)	8,040	352,785
COWELL FASHION Co. Ltd.(d)	16,750	94,681
Creative & Innovative System(a)(d)	17,688	205,065
CS Wind Corp.(d)	10,084	463,147
Cuckoo Homesys Co. Ltd.	4,355	112,856
Daeduck Electronics Co. Ltd./New	15,142	407,527
Daejoo Electronic Materials Co. Ltd.	4,154	298,579
Daesang Corp.(d)	10,586	191,850
Daewoo Engineering & Construction Co. Ltd.(a)(d)	69,684	367,116
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(d)	15,879	281,910
Daewoong Co. Ltd.	9,045	210,738
Daewoong Pharmaceutical Co. Ltd.	1,809	250,667
Daishin Securities Co. Ltd.	14,338	189,347
Danal Co. Ltd.(a)	16,683	127,159
Daou Technology Inc.	11,063	183,047
Dawonsys Co. Ltd.	9,401	216,326
DB HiTek Co. Ltd.(d)	13,686	755,453
Dentium Co. Ltd.	3,685	228,526
DGB Financial Group Inc.	63,115	443,355
DIO Corp.(a)	5,844	154,658
DL E&C Co. Ltd.	11,792	496,296
DL Holdings Co. Ltd.	3,551	200,752
Dong-A Socio Holdings Co. Ltd.	1,675	143,871
Dong-A ST Co. Ltd.	3,149	164,628

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Dongjin Semichem Co. Ltd.(d)	12,765	$435,466
DongKook Pharmaceutical Co. Ltd.(d)	11,218	198,019
Dongkuk Steel Mill Co. Ltd.	23,271	332,432
Dongsuh Cos. Inc.(d)	11,212	248,535
Dongwha Enterprise Co. Ltd.(a)(d)	1,876	125,562
Dongwon F&B Co. Ltd.	757	100,495
Doosan Co. Ltd.	2,546	173,382
Doosan Fuel Cell Co. Ltd.(a)(d)	15,611	490,076
DoubleUGames Co. Ltd.	4,288	151,525
Douzone Bizon Co. Ltd.	7,431	221,712
Duk San Neolux Co. Ltd.(a)	3,886	127,943
Ecopro Co. Ltd.(d)	7,237	478,236
Ecopro HN Co. Ltd.	3,953	148,898
Enchem Co. Ltd.(a)	1,675	105,466
Eo Technics Co. Ltd.	3,015	257,421
Eoflow Co. Ltd.(a)	9,514	176,804
ESR Kendall Square REIT Co. Ltd.	44,823	244,818
Eubiologics Co. Ltd.(a)	11,591	165,391
Eugene Technology Co. Ltd.	5,159	169,039
Fila Holdings Corp.	18,291	467,576
Fine Semitech Corp.(d)	5,092	78,970
Foosung Co. Ltd.	19,713	368,527
GC Cell Corp.(a)	4,020	205,589
GemVax & Kael Co. Ltd.(a)	11,658	137,364
Geneone Life Science Inc.(a)	28,810	288,668
Genexine Inc.(a)	8,085	246,154
Giantstep Inc., NVS(a)	3,015	72,134
GOLFZON Co. Ltd.	1,273	172,595
Grand Korea Leisure Co. Ltd.(a)(d)	14,750	178,560
Green Cross Holdings Corp.(d)	10,787	189,865
GS Retail Co. Ltd.	15,075	327,100
HAESUNG DS Co. Ltd.	2,211	129,386
Hana Materials Inc.(d)	3,283	170,632
Hana Tour Service Inc.(a)	3,800	232,129
Hanall Biopharma Co. Ltd.(a)(d)	16,482	229,665
Handsome Co. Ltd.(d)	6,568	203,393
Hanil Cement Co. Ltd./New	8,576	134,679
Hanjin Transportation Co. Ltd.	4,757	117,349
Hankook & Co. Co. Ltd.	8,805	101,113
Hanmi Semiconductor Co. Ltd.	15,544	179,960
Hansae Co. Ltd.(d)	6,030	106,313
Hansol Chemical Co. Ltd.(d)	3,350	712,946
Hanssem Co. Ltd.(d)	4,020	236,142
Hanwha Aerospace Co. Ltd.	13,296	577,835
Hanwha Corp.	12,931	300,714
Hanwha Investment & Securities Co. Ltd.	45,694	151,392
Hanwha Life Insurance Co. Ltd.(a)(d)	114,302	242,258
Hanwha Systems Co. Ltd.	16,817	214,777
HDC Hyundai Development Co-Engineering & Construction, Class E(d)	22,015	245,830
Helixmith Co. Ltd.(a)(d)	16,286	292,071
Hite Jinro Co. Ltd.	12,060	346,480
HLB Life Science Co. Ltd.(a)(d)	30,900	389,654
Hugel Inc.(a)	2,546	255,250
Hwaseung Enterprise Co. Ltd.	9,849	124,864
Hyosung Advanced Materials Corp.	951	396,649
Hyosung Chemical Corp.(a)	938	176,180
Hyosung Corp.	2,825	191,850
Hyosung Heavy Industries Corp.(a)	2,381	119,479
Hyosung TNC Corp.	1,005	346,379
Security	Shares	Value

South Korea (continued)
Hyundai Autoever Corp.	2,479	$267,383
Hyundai Bioscience Co. Ltd.(a)(d)	12,998	308,109
Hyundai Department Store Co. Ltd.	5,398	343,454
Hyundai Doosan Infracore Co. Ltd.(a)(d)	36,917	190,174
Hyundai Electric & Energy System Co. Ltd.(a)	7,483	136,196
Hyundai Elevator Co. Ltd.(d)	9,916	275,147
Hyundai Feed Inc.	603	66,821
Hyundai Home Shopping Network Corp.	2,010	95,593
Hyundai Marine & Fire Insurance Co. Ltd.	20,291	514,320
Hyundai Mipo Dockyard Co. Ltd.(a)(d)	8,888	600,005
Hyundai Rotem Co. Ltd.(a)	27,872	433,861
Hyundai Wia Corp.(d)	6,069	323,970
Il Dong Pharmaceutical Co. Ltd.(a)	4,154	140,011
Iljin Hysolus Co. Ltd.	1,139	39,955
Ilyang Pharmaceutical Co. Ltd.	8,375	181,851
Innocean Worldwide Inc.(d)	3,838	156,110
Innox Advanced Materials Co. Ltd.	2,412	85,586
Intellian Technologies Inc.	804	57,122
iNtRON Biotechnology Inc.(a)	10,050	140,406
IS Dongseo Co. Ltd.	6,164	246,172
ITM Semiconductor Co. Ltd.	3,216	90,621
JB Financial Group Co. Ltd.	43,970	317,906
Jin Air Co. Ltd.(a)	12,864	189,019
Jusung Engineering Co. Ltd.	13,199	224,020
JW Pharmaceutical Corp.	7,330	152,991
JYP Entertainment Corp.	10,727	490,880
K Car Co. Ltd., NVS	3,149	64,013
KCC Corp.(d)	1,675	469,156
KCC Glass Corp.	3,944	183,995
KEPCO Engineering & Construction Co. Inc.	4,958	295,045
KEPCO Plant Service & Engineering Co. Ltd.(d)	8,710	263,364
KG Dongbu Steel Co. Ltd.	4,422	61,298
KIWOOM Securities Co. Ltd.(d)	6,030	463,701
KMW Co. Ltd.(a)	11,993	305,247
Koh Young Technology Inc.	20,606	273,889
Kolmar Korea Co. Ltd.(d)	9,112	306,373
Kolon Industries Inc.	6,901	380,028
KoMiCo Ltd.	1,943	94,850
Korea Electric Terminal Co. Ltd.	2,523	124,795
Korea Line Corp.(a)	85,425	210,566
Korea REIT & Trust Co. Ltd.	87,033	139,647
Korean Reinsurance Co.	37,690	292,999
Kukjeon Pharmaceutical Co. Ltd., NVS	3,015	23,175
Kumho Tire Co. Inc.(a)	39,530	136,291
Kyung Dong Navien Co. Ltd.	3,286	121,565
L&C Bio Co. Ltd.(d)	6,365	199,013
LEENO Industrial Inc.	3,632	457,631
LegoChem Biosciences Inc.(a)	8,174	271,911
LIG Nex1 Co. Ltd.	4,466	285,669
LOTTE Fine Chemical Co. Ltd.	6,729	454,428
LOTTE Reit Co. Ltd.	47,302	229,993
Lotte Rental Co. Ltd.	7,035	212,456
Lotte Tour Development Co. Ltd.(a)	20,502	272,904
LS Corp.	6,266	332,700
LS Electric Co. Ltd.	6,633	273,430
Lutronic Corp.	5,293	104,388
Lx International Corp.	10,653	326,763
LX Semicon Co. Ltd.(d)	4,355	444,357
Maeil Dairies Co. Ltd.	1,273	67,887
Mando Corp.	12,264	540,725

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Mcnex Co. Ltd.	5,113	$159,670
MedPacto Inc.(a)	3,417	83,409
Medytox Inc.(a)(d)	2,077	211,694
MegaStudyEdu Co. Ltd.	3,149	234,698
Mezzion Pharma Co. Ltd.(a)	8,040	125,799
Myoung Shin Industrial Co. Ltd.(a)(d)	8,911	170,114
Namhae Chemical Corp.	15,477	158,361
Naturecell Co. Ltd.(a)	19,404	274,818
NEPES Corp.(a)(d)	7,640	179,061
Nexon Games Co. Ltd.(a)	7,638	149,710
NEXTIN Inc.	2,010	113,308
NHN Corp.(a)	7,788	198,805
NICE Information Service Co. Ltd.	13,235	179,626
NKMax Co. Ltd.(a)	14,003	228,203
NongShim Co. Ltd.	1,340	298,268
OCI Co. Ltd.	7,370	764,130
Orion Holdings Corp.(d)	7,906	91,096
Oscotec Inc.(a)(d)	8,777	207,613
Ottogi Corp.	402	143,653
Paradise Co. Ltd.(a)(d)	18,626	246,395
Park Systems Corp.	1,742	153,445
Partron Co. Ltd.(d)	14,807	133,365
People & Technology Inc.	6,499	322,909
PharmaResearch Co. Ltd.	1,876	125,044
Pharmicell Co. Ltd.(a)	23,048	289,814
PI Advanced Materials Co. Ltd.(d)	7,169	288,367
Poongsan Corp.	7,390	181,413
Posco ICT Co. Ltd.	24,140	120,927
Posco International Corp.	19,028	362,657
PSK Inc.	3,618	131,964
RFHIC Corp.(d)	6,919	173,043
S&S Tech Corp.	6,365	131,903
Sam Chun Dang Pharm Co. Ltd.(a)(d)	4,824	174,877
Sam Kang M&T Co. Ltd.(a)	9,849	177,211
Samwha Capacitor Co. Ltd.	4,023	164,858
Samyang Holdings Corp.	1,407	92,343
Sang-A Frontec Co. Ltd., NVS.	4,399	142,049
Sebang Global Battery Co. Ltd.(d)	2,479	124,808
Seojin System Co. Ltd.(d)	10,452	149,795
Seoul Semiconductor Co. Ltd.(d)	16,852	173,768
SFA Engineering Corp.(d)	7,839	264,828
SFA Semicon Co. Ltd.(a)	29,748	162,609
Shin Poong Pharmaceutical Co. Ltd.(a)	12,024	282,463
Shinsegae Inc.(d)	2,613	533,549
Shinsegae International Inc.(d)	5,025	140,189
SillaJen Inc.(a)(c)	19,774	106,366
SIMMTECH Co. Ltd.(d)	7,705	316,291
SK Networks Co. Ltd.	48,575	184,203
SL Corp.(d)	6,005	150,888
SM Entertainment Co. Ltd.	7,318	409,075
SNT Motiv Co. Ltd.	4,087	154,589
SOLUM Co. Ltd.(a)	11,323	208,197
Solus Advanced Materials Co. Ltd.	6,711	343,691
Soulbrain Co. Ltd./New	1,657	365,183
ST Pharm Co. Ltd.	3,484	291,444
Taekwang Industrial Co. Ltd.	134	105,011
Taihan Electric Wire Co. Ltd.(a)(d)	203,166	365,503
TES Co. Ltd./KoreA	5,896	123,319
Tesna Inc.(d)	4,690	156,958
TKG Huchems Co. Ltd.	8,201	165,113
Security	Shares	Value

South Korea (continued)
Tokai Carbon Korea Co. Ltd.	1,876	$208,409
Tongyang Life Insurance Co. Ltd.	20,931	99,055
TY Holdings Co. Ltd./Korea(a)	10,929	224,048
Unid Co. Ltd.(d)	1,943	199,415
UniTest Inc.(a)	7,169	162,114
Vaxcell-Bio Therapeutics Co. Ltd.(a)	2,613	98,632
Vidente Co. Ltd.(a)	14,542	136,845
Webzen Inc.(a)(d)	11,122	187,717
Wemade Co. Ltd.(d)	6,567	448,562
WONIK IPS Co. Ltd.(d)	11,659	365,382
Wonik QnC Corp.(d)	6,566	175,987
Woori Technology Investment Co. Ltd.(a)	21,842	122,087
Wysiwyg Studious Co. Ltd.(a)	9,246	241,705
Y2 Solution Co. Ltd.(a)(c)	8,823	9,570
YG Entertainment Inc.(d)	4,434	201,820
Youngone Corp.	9,056	337,889
Zinus Inc.(d)	4,221	202,807
		56,724,654
Taiwan — 21.1%
AcBel Polytech Inc.	134,000	133,772
ADATA Technology Co. Ltd.	85,000	221,073
Adimmune Corp.	105,000	127,700
Advanced Ceramic X Corp.	18,000	144,069
Advanced Energy Solution Holding Co. Ltd.	11,000	427,713
Advanced Wireless Semiconductor Co.	67,596	218,717
Alchip Technologies Ltd.	26,000	825,913
AmTRAN Technology Co. Ltd.	380,471	170,110
AP Memory Technology Corp.	29,000	287,745
Arcadyan Technology Corp.	67,541	284,051
Ardentec Corp.	201,000	332,600
Asia Optical Co. Inc.	67,000	158,052
Asia Pacific Telecom Co. Ltd.(a)	737,910	180,245
Asia Vital Components Co. Ltd.	134,000	517,112
ASPEED Technology Inc.	8,000	635,961
BES Engineering Corp.	536,000	169,983
Bizlink Holding Inc.	53,770	574,326
Brighton-Best International Taiwan Inc.	134,000	160,977
Capital Securities Corp.	670,530	341,253
Cathay Real Estate Development Co. Ltd.	201,300	123,957
Center Laboratories Inc.	148,319	305,558
Century Iron & Steel Industrial Co. Ltd.	67,000	266,756
Chang Wah Electromaterials Inc.	134,000	169,731
Chang Wah Technology Co. Ltd.	67,000	217,088
Charoen Pokphand Enterprise	73,000	205,423
Cheng Loong Corp.	268,000	276,421
Cheng Uei Precision Industry Co. Ltd.	134,000	160,427
Chicony Electronics Co. Ltd.	201,000	595,152
Chicony Power Technology Co. Ltd.	67,000	163,191
China General Plastics Corp.	140,700	151,526
China Man-Made Fiber Corp.	557,031	158,698
China Motor Corp.	67,200	143,982
China Petrochemical Development Corp.(a)	1,353,145	516,506
China Steel Chemical Corp.	67,000	294,446
Chin-Poon Industrial Co. Ltd.	134,000	144,685
Chipbond Technology Corp.	252,000	600,505
ChipMOS Technologies Inc.	201,000	334,995
Chong Hong Construction Co. Ltd.	67,424	175,174
Chroma ATE Inc.	134,000	761,942
Chung Hung Steel Corp.	335,000	374,435
Chung Hwa Pulp Corp.(a)	134,000	87,387

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Chung-Hsin Electric & Machinery Manufacturing Corp.	134,000	$236,807
Cleanaway Co. Ltd.	29,000	193,005
Clevo Co.	134,000	158,094
Compeq Manufacturing Co. Ltd.	335,000	542,772
Coretronic Corp.	134,400	258,713
Co-Tech Development Corp.	67,000	133,311
CSBC Corp. Taiwan(a)	201,548	135,719
CTCI Corp.	201,000	322,714
Cub Elecparts Inc.	30,361	155,877
Darfon Electronics Corp.	134,000	200,830
Dynapack International Technology Corp.	67,000	183,442
Elan Microelectronics Corp.	110,000	560,404
Elite Material Co. Ltd.	103,000	819,724
Elite Semiconductor Microelectronics Technology Inc.	91,000	383,521
ENNOSTAR Inc.(a)	215,184	467,522
Episil Technologies Inc(a)	87,425	378,083
Eternal Materials Co. Ltd.	335,399	406,044
Etron Technology Inc.(a)	67,000	159,046
Evergreen International Storage & Transport Corp.	201,000	253,676
Everlight Electronics Co. Ltd.	134,000	205,578
Far Eastern Department Stores Ltd.	469,000	332,227
Far Eastern International Bank	1,024,319	407,803
Faraday Technology Corp.	75,000	613,642
Farglory Land Development Co. Ltd.	67,000	151,034
Feng Hsin Steel Co. Ltd.	187,000	508,114
First Copper Technology Co. Ltd.	67,000	78,040
Fitipower Integrated Technology Inc.	42,512	266,544
FLEXium Interconnect Inc.	134,418	467,259
Formosa Sumco Technology Corp.	25,000	221,458
Formosa Taffeta Co. Ltd.	335,000	312,073
Foxconn Technology Co. Ltd.	268,000	504,145
Foxsemicon Integrated Technology Inc.	29,200	222,242
Fulgent Sun International Holding Co. Ltd.	67,330	352,050
Fusheng Precision Co. Ltd.	54,000	379,563
General Interface Solution Holding Ltd.	67,000	208,724
Genius Electronic Optical Co. Ltd.	27,585	391,121
Getac Holdings Corp.	134,000	209,218
Gigabyte Technology Co. Ltd.	193,000	745,663
Global Mixed Mode Technology Inc.	24,000	182,732
Global Unichip Corp.	31,000	583,605
Gold Circuit Electronics Ltd.	134,000	372,555
Goldsun Building Materials Co. Ltd.	335,426	312,577
Gourmet Master Co. Ltd.	49,821	162,970
Grand Pacific Petrochemical	335,000	281,254
Grape King Bio Ltd.	67,000	327,429
Great Wall Enterprise Co. Ltd.	268,842	456,242
Greatek Electronics Inc.	134,000	330,455
Hannstar Board Corp.	134,481	168,714
HannStar Display Corp.	804,320	343,928
Highwealth Construction Corp.	268,000	428,016
Hiwin Technologies Corp.	67,000	519,380
Holtek Semiconductor Inc.	67,000	229,049
Holy Stone Enterprise Co. Ltd.	67,050	258,313
Hota Industrial Manufacturing Co. Ltd.	67,773	175,470
Hotai Finance Co. Ltd.	67,000	236,380
Hsin Kuang Steel Co. Ltd.	96,000	163,930
HTC Corp.(a)	268,000	458,190
Huaku Development Co. Ltd.	96,080	312,015
IBF Financial Holdings Co. Ltd.	802,478	430,553
International CSRC Investment Holdings Co.	335,945	245,907
Security	Shares	Value

Taiwan (continued)
International Games System Co. Ltd.	21,000	$541,536
ITE Technology Inc.	67,000	230,773
ITEQ Corp.	76,559	281,597
Jentech Precision Industrial Co. Ltd.	24,000	290,043
Johnson Health Tech Co. Ltd.	87,000	158,170
Kenda Rubber Industrial Co. Ltd.	268,675	286,484
Kindom Development Co. Ltd.	147,400	175,654
King Slide Works Co. Ltd.	14,000	215,492
King Yuan Electronics Co. Ltd.	402,000	631,587
King's Town Bank Co. Ltd.	335,000	413,347
Kinpo Electronics	469,000	220,597
Kinsus Interconnect Technology Corp.	110,000	653,369
KMC Kuei Meng International Inc.	27,000	158,463
Lien Hwa Industrial Holdings Corp.	335,525	664,874
Longchen Paper & Packaging Co. Ltd.	268,357	168,230
Lotes Co. Ltd.	28,392	769,287
Lotus Pharmaceutical Co. Ltd.	48,000	211,203
Lung Yen Life Service Corp.	134,000	218,061
Macronix International Co. Ltd.	670,000	904,544
Makalot Industrial Co. Ltd.	65,391	366,675
Medigen Vaccine Biologics Corp.(a)	54,000	415,814
Mercuries & Associates Holding Ltd.	134,579	90,914
Mercuries Life Insurance Co. Ltd.(a)	490,264	121,338
Merida Industry Co. Ltd.	71,000	633,334
Merry Electronics Co. Ltd.	68,616	193,251
Microbio Co. Ltd.(a)	128,766	260,366
Mitac Holdings Corp.	469,383	451,648
Nan Kang Rubber Tire Co. Ltd.(a)	174,000	245,226
Nantex Industry Co. Ltd.	115,000	202,960
Nuvoton Technology Corp.	67,000	395,585
OBI Pharma Inc.(a)	74,769	283,983
Oneness Biotech Co. Ltd.(a)	67,000	437,433
OptoTech Corp.	59,000	102,246
Oriental Union Chemical Corp.(a)	268,000	180,943
Pan Jit International Inc.	122,000	348,590
Pan-International Industrial Corp.	134,722	178,816
PChome Online Inc.	46,305	117,824
Pharmally International Holding Co. Ltd.(c)	21,603	—
Phison Electronics Corp.	67,000	906,433
Pixart Imaging Inc.	67,635	269,509
Powertech Technology Inc.	268,000	899,644
Poya International Co. Ltd.	17,976	177,392
President Securities Corp.	348,623	224,686
Primax Electronics Ltd.	134,000	283,268
Prince Housing & Development Corp.	536,917	226,831
Qisda Corp.	603,000	603,245
Radiant Opto-Electronics Corp.	134,000	480,206
Raydium Semiconductor Corp.	20,000	350,732
RDC Semiconductor Co. Ltd.(a)	18,000	238,389
Rexon Industrial Corp. Ltd.	172,000	234,436
RichWave Technology Corp.	34,000	252,370
Ruentex Industries Ltd.	173,000	503,148
Run Long Construction Co. Ltd.	62,800	152,105
Sanyang Motor Co. Ltd.	201,820	217,599
ScinoPharm Taiwan Ltd.	134,708	105,983
SDI Corp.	58,000	301,210
Sercomm Corp.	67,000	182,249
Shin Zu Shing Co. Ltd.	67,856	200,836
Shinkong Synthetic Fibers Corp.	469,135	311,710
Sigurd Microelectronics Corp.	134,124	273,743

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Simplo Technology Co. Ltd.	67,600	$697,793
Sinbon Electronics Co. Ltd.	67,000	595,961
Sincere Navigation Corp.	134,000	123,422
Sino-American Silicon Products Inc.	189,000	1,119,092
Sinyi Realty Inc.	134,778	162,677
Sitronix Technology Corp.	47,000	414,129
Solar Applied Materials Technology Corp.	134,943	221,901
Sonix Technology Co. Ltd.	67,000	177,126
Standard Foods Corp.	201,000	328,812
Sunny Friend Environmental Technology Co. Ltd.	20,000	141,870
Sunplus Technology Co. Ltd.	201,000	253,652
Supreme Electronics Co. Ltd.	152,705	250,285
Systex Corp.	67,000	181,745
TA Chen Stainless Pipe	529,235	785,329
Ta Ya Electric Wire & Cable	67,000	60,941
Taichung Commercial Bank Co. Ltd.	1,062,902	509,076
Tainan Spinning Co. Ltd.	402,190	278,541
Taita Chemical Co. Ltd.	73,700	74,577
Taiwan Business Bank	2,078,340	875,871
Taiwan Cogeneration Corp.	221,000	292,910
Taiwan Fertilizer Co. Ltd.	311,000	745,557
Taiwan Glass Industry Corp.	603,000	470,236
Taiwan Hon Chuan Enterprise Co. Ltd.	134,004	343,759
Taiwan Mask Corp.	67,000	215,025
Taiwan Paiho Ltd.	67,050	156,360
Taiwan Secom Co. Ltd.	134,450	508,763
Taiwan Semiconductor Co. Ltd.	67,000	192,320
Taiwan Shin Kong Security Co. Ltd.	201,366	284,286
Taiwan Surface Mounting Technology Corp.	84,000	321,143
Taiwan TEA Corp.(a)	336,000	218,511
Taiwan Union Technology Corp.	67,000	176,710
Tanvex BioPharma Inc.(a)	73,862	139,854
Tatung Co. Ltd.(a)	613,000	742,634
TCI Co. Ltd.	37,528	202,597
Teco Electric and Machinery Co. Ltd.	670,000	711,065
Test Research Inc.	67,000	153,214
Tong Hsing Electronic Industries Ltd.	67,641	592,705
Tong Yang Industry Co. Ltd.	134,133	184,117
Topco Scientific Co. Ltd.	59,000	338,693
TPK Holding Co. Ltd.	134,000	156,908
Transcend Information Inc.	67,000	165,926
Tripod Technology Corp.	134,000	534,848
TSEC Corp.(a)	134,000	170,069
TSRC Corp.	268,000	274,464
TTY Biopharm Co. Ltd.	67,450	159,925
Tung Ho Steel Enterprise Corp.	223,750	487,566
TXC Corp.	134,000	444,040
U-Ming Marine Transport Corp.	154,000	310,215
Union Bank of Taiwan(a)	641,226	326,907
United Integrated Services Co. Ltd.	67,400	417,260
United Renewable Energy Co. Ltd.(a)	570,059	416,407
UPC Technology Corp.	335,741	196,959
UPI Semiconductor Corp.(a)	10,000	210,853
USI Corp.	268,070	234,137
Via Technologies Inc.	67,000	122,574
Visual Photonics Epitaxy Co. Ltd.	67,425	224,066
Wafer Works Corp.	210,918	450,348
Wah Lee Industrial Corp.	68,340	242,576
Walsin Technology Corp.	134,000	529,896
Wisdom Marine Lines Co. Ltd.	156,000	519,634
Security	Shares	Value

Taiwan (continued)
Wistron Corp.	979,000	$954,117
Wistron NeWeb Corp.	134,481	298,668
WT Microelectronics Co. Ltd.	134,757	346,583
XinTec Inc.	67,000	337,697
Xxentria Technology Materials Corp.	67,000	154,929
YFY Inc.	402,000	396,744
Yieh Phui Enterprise Co. Ltd.(a)	335,797	235,178
Yulon Finance Corp.	74,142	552,971
Yulon Motor Co. Ltd.	335,026	510,640
YungShin Global Holding Corp.	67,200	97,185
		75,984,353
Thailand — 4.1%
AEON Thana Sinsap Thailand PCL, NVDR(d)	33,500	186,775
Amata Corp. PCL, NVDR(d)	576,276	338,090
AP Thailand PCL, NVDR	1,086,600	355,562
Bangchak Corp. PCL, NVDR	509,300	488,861
Bangkok Chain Hospital PCL, NVDR	629,800	373,877
Bangkok Land PCL, NVDR	6,284,600	185,628
Bangkok Life Assurance PCL, NVDR	218,900	249,477
Banpu PCL, NVDR	1,963,100	710,692
Central Plaza Hotel PCL, NVDR(a)	247,900	304,155
CH Karnchang PCL, NVDR(d)	455,700	277,821
Chularat Hospital PCL, NVDR(d)	2,586,200	281,142
CK Power PCL, NVDR(d)	1,125,700	179,071
Com7 PCL, NVDR	463,400	510,572
Dhipaya Group Holdings PCL, NVDR(a)(d)	132,700	255,642
Ditto Thailand PCL, NVS.	13,400	26,236
Eastern Polymer Group PCL, NVDR(d)	489,800	144,266
Esso Thailand PCL, NVDR(a)	623,100	186,818
GFPT PCL, NVDR	542,800	264,665
Gunkul Engineering PCL, NVDR	1,770,199	298,764
Hana Microelectronics PCL, NVDR(d)	274,700	375,608
IRPC PCL, NVDR(d)	4,133,900	416,670
Jasmine International PCL, NVDR(a)	2,304,800	235,543
Jay Mart PCL, NVDR(d)	247,900	439,326
KCE Electronics PCL, NVDR(d)	321,900	619,603
Khon Kaen Sugar Industry PCL, NVDR(d)	1,762,230	199,500
Kiatnakin Phatra Bank PCL, NVDR	120,632	253,695
Major Cineplex Group PCL, NVDR	342,000	213,511
MBK PCL, NVDR(a)	569,500	237,866
Mega Lifesciences PCL, NVDR	174,200	264,815
Ngern Tid Lor PCL, NVDR	443,046	432,903
Plan B Media PCL, NVDR(a)	1,498,780	341,527
Pruksa Holding PCL, NVDR(d)	335,000	131,990
PSG Corp. PCL, NVS(a)	2,472,300	75,860
PTG Energy PCL, NVDR(d)	368,600	157,021
Quality Houses PCL, NVDR	3,236,167	209,813
Sabuy Technology PCL, NVDR	107,200	79,883
Sansiri PCL, NVDR	4,944,600	164,571
Siam Global House PCL, NVDR	1	1
Siamgas & Petrochemicals PCL, NVDR	422,200	144,245
Sino-Thai Engineering & Construction PCL, NVDR(d)	495,828	189,383
Sri Trang Agro-Industry PCL, NVDR	375,280	270,227
Star Petroleum Refining PCL, NVDR	790,600	281,728
Supalai PCL, NVDR	509,300	303,611
Super Energy Corp. PCL, NVDR	7,584,400	188,391
Thai Vegetable Oil PCL, NVDR(d)	234,600	222,808
Thanachart Capital PCL, NVDR	140,700	164,476
Thonburi Healthcare Group PCL, NVDR	190,100	416,284
Thoresen Thai Agencies PCL, NVDR	580,500	170,990

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Tipco Asphalt PCL, NVDR	355,100	$174,295
Tisco Financial Group PCL, NVDR	73,700	197,467
TOA Paint Thailand PCL, NVDR	214,400	179,701
TPI Polene Power PCL, NVDR(d)	2,090,400	227,207
TTW PCL, NVDR(d)	790,600	254,138
VGI PCL, NVDR(d)	2,308,150	360,594
WHA Corp. PCL, NVDR	3,618,000	337,903
		14,551,268
Turkey — 1.0%
Aksa Akrilik Kimya Sanayii AS	23,517	83,225
Alarko Holding AS	27,805	50,683
Anadolu Efes Biracilik Ve Malt Sanayii AS	95,006	163,628
Coca-Cola Icecek AS	32,160	255,105
Dogan Sirketler Grubu Holding AS	582,029	141,144
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,267,459	222,002
Enerjisa Enerji AS(b)	90,115	81,307
Gubre Fabrikalari TAS(a)(d)	19,669	91,970
Hektas Ticaret TAS(a)	173,061	330,102
Is Gayrimenkul Yatirim Ortakligi AS(a)	98,139	88,248
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	295,046	264,952
Kizilbuk Gayrimenkul Yatirim Ortakligi AS, NVS(a)	10,050	42,888
Koza Altin Isletmeleri AS(a)	14,807	178,347
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	91,924	168,306
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	46,766	112,615
Migros Ticaret AS(a)(d)	50,515	136,425
MLP Saglik Hizmetleri AS(a)(b)	49,513	105,920
Nuh Cimento Sanayi AS	23,628	84,834
Otokar Otomotiv Ve Savunma Sanayi AS	4,087	106,964
Oyak Cimento Fabrikalari AS(a)(d)	185,389	138,048
Pegasus Hava Tasimaciligi AS(a)(d)	23,578	204,629
Petkim Petrokimya Holding AS(a)(d)	458,079	276,860
TAV Havalimanlari Holding AS(a)	86,162	238,476
		3,566,678
United Arab Emirates — 0.7%
Agthia Group PJSC.	26,288	35,392
Air Arabia PJSC	1,008,727	551,002
Al Waha Capital PJSC	322,546	131,734
Al Yah Satellite Communications Co.	351,482	252,442
Amanat Holdings PJSC	363,877	102,821
Aramex PJSC	204,314	215,269
Dana Gas PJSC	1,181,813	346,998
Drake & Scull International PJSC(a)(c)	241,185	6,074
Dubai Financial Market PJSC	585,111	342,831
Dubai Investments PJSC	778,308	486,588
Emaar Development PJSC(a)	31,335	37,675
Ras Al Khaimah Ceramics	176,746	142,585
		2,651,411
Total Common Stocks — 99.0%
(Cost: $344,832,705)		355,857,064

Preferred Stocks

Brazil — 0.9%
Alpargatas SA, Preference Shares, NVS	43,148	197,466
Banco ABC Brasil SA, Preference Shares, NVS	32,911	110,868
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	28,922	62,742
Banco Pan SA, Preference Shares, NVS	157,517	264,487
Security	Shares	Value

Brazil (continued)
Bradespar SA, Preference Shares, NVS	89,914	$540,708
Cia. de Saneamento do Parana, Preference Shares, NVS	129,377	108,346
Cia. Paranaense de Energia, Preference Shares, NVS	221,552	343,571
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	107,133	327,088
Marcopolo SA, Preference Shares, NVS	216,424	130,695
Metalurgica Gerdau SA, Preference Shares, NVS	288,636	740,334
Randon SA Implementos e Participacoes, Preference Shares, NVS	84,956	182,870
Unipar Carbocloro SA, Class B, Preference Shares, NVS	18,824	398,148
		3,407,323
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	120,466	241,231

Total Preferred Stocks — 1.0%
(Cost: $2,824,519)		3,648,554

Rights

Malaysia — 0.1%
Yinson Holdings Bhd (Expires 06/14/22)(a)	198,400	47,578

Saudi Arabia — 0.0%
Saudi Real Estate Co. (Expires 06/09/22)(a)	24,496	24,427

South Korea — 0.0%
Hana Tour Service Inc. (Expires 06/09/22)(a)	476	6,156

Total Rights — 0.1%
(Cost: $22,408)		78,161

Warrants

Thailand — 0.0%
MBK PCL (Expires 03/24/23)(a)	22,780	7,523
VGI PCL (Expires 05/23/27)(a)	532,650	4,825
		12,348
Total Warrants — 0.0%
(Cost: $0)		12,348

Short-Term Securities

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(f)(g)(h)	23,144,421	23,144,421

Total Short-Term Securities — 6.4%
(Cost: $23,141,732)		23,144,421

Total Investments in Securities — 106.5%
(Cost: $370,821,364)		382,740,548

Liabilities in Excess of Other Assets — (6.5)%		(23,315,494)
Net Assets — 100.0%		$359,425,054

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2022

(d)	All or a portion of this security is on loan.

(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $67,426, representing less than 0.05% of its net assets as of period end, and an original cost of $336,376.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,739,436	$2,413,891	(a)	$—		$(7,725)	$(1,181)	$23,144,421	23,144,421	$597,067	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	2,250,000	—		(2,250,000	)(a)	—	—	—	—	824		—
						$(7,725)	$(1,181)	$23,144,421		$597,891		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	37	06/17/22	$1,967	$947

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2022

Fair Value Measurements (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$71,798,407	$283,449,002	$609,655	$355,857,064
Preferred Stocks	3,648,554	—	—	3,648,554
Rights	78,161	—	—	78,161
Warrants	—	12,348	—	12,348
Money Market Funds	23,144,421	—	—	23,144,421
	$98,669,543	$283,461,350	$609,655	$382,740,548
Derivative financial instruments(a)
Assets
Futures Contracts	$947	$—	$—	$947

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	PJSC	Public Joint Stock Company
GDR	Global Depositary Receipt	REIT	Real Estate Investment Trust
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares